CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends declared	$ 82,751	$ 82,380	$ 81,046
Common Class A [Member]
Dividends declared, per share	$ 1.00	$ 1.00	$ 1.00
Dividends declared	$ 58,414	$ 58,043	$ 56,709
Common Class B [Member]
Dividends declared, per share	$ 1.00	$ 1.00	$ 1.00
Dividends declared	$ 24,337	$ 24,337	$ 24,337